Taxation Paid (Tables)	12 Months Ended
Feb. 28, 2021
Taxation Paid [Abstract]
Schedule of taxation paid
	2021	2020	2019
	Figures in Rand thousands
Balance payable at beginning of the year	(16,458)	(35,078)	(51,768)
Current taxation for the year recognized in profit or loss	(181,632)	(127,979)	(126,205)
Balance payable at end of the year	10,203	16,458	35,078
	(187,887)	(146,599)	(142,895)